Schedule of Investments
March 31, 2020 (unaudited)
Leigh Baldwin Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 41.82%

Beverages - 0.97%
The Coca-Cola Co. (3) (5)			500	22,125

Construction Machinery & Equipment - 3.07%
Caterpillar, Inc.			600	69,624

Electromedical & Electrotherapeutic Apparatus - 3.18%
Medtronic, Plc.			800	72,144

Farm Machinery & Equipment - 3.65%
Deere & Co.			600	82,896

National Commercial Banks - 3.96%
JPMorgan Chase & Co.			1,000	90,030

Petroleum Refining - 2.55%
Chevron Corp. (2)			800	57,968

Pharmaceutical Preparations - 5.77%
Johnson & Johnson			1,000	131,130

Retail-Department Stores - 0.02%
Macy's, Inc.			100	491

Retail-Drug Stores & Propritary Stores - 2.01%
Walgreens Boots Alliance, Inc.			1,000	45,750

Rubber & Plastic Footwear - 3.64%
Nike, Inc.			1,000	82,740

Services-Business Services, Nec - 6.26%
Alibaba Group Holdings Ltd. (2)			400	77,792
Visa, Inc. (2)			400	64,448

				142,240

Services-Prepackaged Software - 0.69%
Microsoft Corp. (2)			100	15,771

Soap, Detergents, Cleaning Products Preparations, Perfumes, Cosmetics - 2.42%
The Proctor & Gamble Co.			500	55,000

Surgical & Medical Instruments - 3.61%
3M Co.			600	81,906

Total Common Stock			(Cost $ 1,139,979)	949,815

Registered Investment Companies - 6.49% (4)

SPDR Dow Jones Industrial Average ETF Trust			200	43,846
SPDR Gold Shares ETF (2)			700	103,635

Total Registered Investment Companies			(Cost $ 153,993)	147,481

Money Market Registered Investment Companies - 44.03%

Fidelity Institutional Government Money Market Fund-Class I, 0.27% (5)			1,000,097	1,000,097

Total Money Market Registered Investment Companies			(Cost $ 1,000,097)	1,000,097

Total Investments - 92.34%			(Cost $ 120,000)	2,097,393

Other Assets less Liabilities - 7.66%				173,909

Total Net Assets - 100.00%				2,271,302

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
SPDR Dow Jones Industrial Average ETF Trust, Strike $255.00	8	4/3/2020	8,000	64
Visa, Inc., Strike $185.00	4	4/3/2020	64,448	16

	12		72,448	80

Put Options
SPDR Dow Jones Industrial Average ETF Trust, Strike $210.00	4	4/1/2020	4,000	4,320
Alibaba Group Holding Ltd., Strike $190.00	4	4/3/2020	77,792	776
The Coca-Cola Co., Strike $40.00	10	4/9/2020	44,250	350
JPMorgan Chase & Co., Strike $140.00	7	4/17/2020	7,000	35,581
Walgreens Boots Alliance, Inc., Strike $50.00	10	4/17/2020	45,750	4,760
Microsoft Corp., Strike $125.00	4	4/24/2020	63,084	520
JPMorgan Chase & Co., Strike $82.00	6	5/1/2020	6,000	2,100
Medtronic, Plc., Strike $120.00	8	5/15/2020	72,144	21,680
Caterpillar, Inc., Strike $130.00	6	6/19/2020	6,000	10,620
Chevron Corp., Strike $120.00	8	6/19/2020	57,968	37,920
Deere & Co., Strike $185.00	6	6/19/2020	82,896	27,870
Johnson & Johnson, Strike $145.00	10	6/19/2020	131,130	17,500
Nike, Inc., Strike $110.00	10	6/19/2020	82,740	25,300
SPDR Gold Shares ETF, Strike $155.00	7	6/19/2020	103,635	7,490
The Proctor & Gamble Co., Strike $120.00	5	6/19/2020	5,000	7,025
Visa, Inc., Strike $200.00	4	6/19/2020	64,448	16,440
3M Co., Strike $175.00	6	7/17/2020	81,906	22,740

	115		935,743	242,992

Call Options Written
Alibaba Group Holding Ltd., Strike $185.00	2	4/3/2020	38,896	(1,800)
Alibaba Group Holding Ltd., Strike $190.00	2	4/3/2020	38,896	(1,220)
SPDR Dow Jones Industrial Average ETF Trust, Strike $156.00	2	4/3/2020	2,000	(540)
Johnson & Johnson, Strike $145.00	5	4/17/2020	65,565	(395)
Johnson & Johnson, Strike $145.00	5	5/15/2020	65,565	(1,100)
JPMorgan Chase & Co., Strike $93.00	3	4/9/2020	3,000	(585)
The Coca-Cola Co., Strike $45.00	5	4/3/2020	22,125	(295)
Microsoft Corp., Strike $152.50	1	4/3/2020	15,771	(725)
The Proctor & Gamble Co., Strike $120.00	5	4/17/2020	5,000	(645)
SPDR Gold Shares ETF, Strike $156.00	7	4/3/2020	103,635	(147)
Visa, Inc., Strike $182.50	4	4/3/2020	64,448	(28)
Walgreens Boots Alliance, Inc., Strike $50.00	10	4/17/2020	45,750	(920)

	51		470,651	(8,400)

Total Options			(Cost $ 94,960)	234,672

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$2,097,393	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$2,097,393	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Subject to written option contracts.
(4) Exchange Traded Funds.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.